Commitments (Schedule Of Lease Commitments Under Non-Cancellable Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,180
2019	1,873
2020	773
2021	399
2022	314
After 2022	$ 649